Stockholders' equity and dividend payment (Tables)	12 Months Ended
Dec. 31, 2018
Stockholders' equity and dividend payment (Tables) [Abstract]
Stockholders' equity
Stockholders' equity:

(Dollars in thousands, except per share data)	Common stock	Preferred stock
Issued at December 31, 2016	93,433,804
Restricted stock issued	1,259,208
New shares issued *	47,724,395
Issued at December 31, 2017	142,417,407
Restricted stock issued	1,175,136
Retirement of treasury shares	(892,497)
Issued at December 31, 2018	142,700,046
Par value	$0.01	$0.01
Shares to be issued assuming conversion of convertible notes due 2019**	6,562,001
Shares to be issued assuming conversion of convertible notes due 2021**	29,761,913
Number of shares authorized for issue at December 31, 2018	250,000,000

Dividend payment
Dividend payment:

Dividend payment as of December 31, 2018:		Per share
Payment date:	Total payment	Common
February 28, 2018	$ 2.9 million	$0.02
May 30, 2018	$ 2.9 million	$0.02
August 31, 2018	$ 2.9 million	$0.02
November 23, 2018	$ 2.9 million	$0.02
Total payment as of December 31, 2018:	$ 11.5 million	$0.08

Dividend payment as of December 31, 2017:
Payment date:
February 22, 2017	$ 7.6 million	$0.08
May 31, 2017	$ 10.1 million	$0.08
August 31, 2017	$ 2.8 million	$0.02
December 6, 2017	$ 2.8 million	$0.02
Total payment as of December 31, 2017:	$ 23.3 million	$0.20

Dividend payment as of December 31, 2016:
Payment date:
February 24, 2016	$ 19.7 million	$0.21
May 25, 2016	$ 23.3 million	$0.25
August 31, 2016	$ 21.5 million	$0.23
November 23, 2016	$ 1.9 million	$0.02
Total payment as of December 31, 2016:	$ 66.4 million	$0.71